CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenues	$ 23,000	$ 32,922	$ 43,101
Operating costs and expenses:
Cost of revenue	(33,789)	(29,937)	(40,055)
Sales and marketing expenses	(47)	(54)	(153)
General and administrative expenses	(18,251)	(13,709)	(18,465)
Total operating costs and expenses	(52,087)	(43,769)	(59,547)
Net gain on disposal of cryptocurrency assets			7,074
Changes in fair value of cryptocurrency assets	(4,356)	3,203
Operating loss	(34,700)	(8,006)	(25,193)
Interest income	146	56	242
(Loss) income before income tax	(34,480)	(7,008)	(25,384)
Net Income (Loss)	(33,877)	12,073	(28,710)
Comprehensive (loss) income	(33,731)	11,957	(29,026)
Parent Company
Operating costs and expenses:
Cost of revenue		(31)	(42)
Sales and marketing expenses			(6)
General and administrative expenses	(2,137)	(1,681)	(3,134)
Total operating costs and expenses	(2,137)	(1,712)	(3,182)
Net gain on disposal of cryptocurrency assets			539
Changes in fair value of cryptocurrency assets	23	100
Operating loss	(2,114)	(1,612)	(2,643)
Interest income			231
Other operating expense			(10,000)
Equity in (loss) income of subsidiaries	(31,763)	13,685	(16,298)
(Loss) income before income tax	(33,877)	12,073	(28,710)
Net Income (Loss)	(33,877)	12,073	(28,710)
Foreign currency translation (loss) income	146	(116)	(316)
Comprehensive (loss) income	$ (33,731)	$ 11,957	$ (29,026)